Montgomery, McCracken, Walker & Rhoads, llp

attorneys at law

Don E. Felice	123 South Broad Street	Direct Dial
Admitted in Pennsylvania, New Jersey	Avenue of the Arts	(215) 772-7385
Philadelphia, PA 19109-1029
	215-772-1500	dfelice@mmwr.com
Fax 215-772-7620

August 27, 2010

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:          INDUSTRY LEADERS FUND (“Registrant”)
Post-Effective Amendment No. 21
                File No. 333-62893
                File No. 811-09150

Ladies & Gentlemen:

On behalf of the above-referenced Registrant, please find enclosed for filing Post-Effective Amendment No. 21 to the Registrant’s Registration Statement.  This filing is being made pursuant to Rule 485(a) under the Securities Act of 1933 in order to incorporate changes required by the revised Form N-1A.

Please do not hesitate to contact the undersigned, counsel to the Registrant, with any questions or comments relating to this filing.

Very truly yours,

Don E. Felice

cc:	Gerald P. Sullivan

•     Philadelphia, PA     •     Cherry Hill, NJ     •     Wilmington, DE     •     Berwyn, PA     •     West Chester, PA     •

A LIMITED LIABILITY PARTNERSHIP FORMED IN PENNSYLVANIA
LOUIS A. PETRONI – NEW JERSEY RESPONSIBLE PARTNER